RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 43,977	$ 14,010
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 8,169	$ 7,898